SCHEDULE OF STOCK OPTIONS (Details)	12 Months Ended
Sep. 30, 2020 shares
Equity [Abstract]
Number of Options, Outstanding, Beginning	1,100,000
Number of Options, Outstanding, New Awards	620,000
Number of Options, Outstanding, Options Cancelled	(920,000)
Number of Options, Outstanding, Ending	800,000